PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012
Advances to employees	446	663
VAT rebate receivable	839	2,009
Prepaid rental and rental deposits	1,238	1,557
Advance to suppliers	425	455
Inventory	264	28
Interest receivable	861	1,168
Other prepaid expenses	1,652	1,960
Total	5,725	7,840